                                   FORM 13-F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                            Washington, D.C.  20549

   Report for the Calendar Year Ended ____March 31,______________ 2000_____


                (Please read instructions before preparing form)
                         If amended report check here:

Name of Institutional Investment Manager:
JOHN W. BRISTOL & CO., INC.
Business Address:
233 BROADWAY, 41st Floor, NEW YORK, NY 10279
--------------------------------------------------------------------
Street                      City  State  Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

CHARLES H. MOTT, President
--------------------------------------------------------------------

ATTENTION -- Intentional misstatements or omissions of facts constitute Federal
             Criminal Violations. See U.S.C. 1001 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attach ments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10TH day of APRIL, 2000.

                                  JOHN W. BRISTOL & CO., INC.
                                  -----------------------------------------
                                  (Name of Institutional Investment Manager)


                                  -----------------------------------------
                                  (Manual Signature of Person Duly
                                  Authorized to Submit This Report)

Name and 13F file number of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report)
(List in alphabetical order).

   13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                      13F File No.:    Name:                                  13F File No.:
---------------------------------------    -------------    -------------------------------------  -------------
1.
---------------------------------------    -------------    -------------------------------------  -------------

2.
---------------------------------------    -------------    -------------------------------------  -------------

3.
---------------------------------------    -------------    -------------------------------------  -------------

4.
---------------------------------------    -------------    -------------------------------------  -------------

5.
---------------------------------------    -------------    -------------------------------------  -------------

6.
---------------------------------------    -------------    -------------------------------------  -------------

7.
---------------------------------------    -------------    -------------------------------------  -------------

                                                             FAIR   SHARES OR
                             TITLE               CUSIP      MARKET  PRINCIPAL
NAME OF ISSUER              OF CLASS             NUMBER      VALUE  AMOUNT
------------------------------------------------------------------------------------------------------------------------------
AES CORP                     COMMON              00130H105  121931  1548327   SH   SOLE           0          0     1495549
AMFM INC                     COMMON              001693100   44345  713801    SH   SOLE           0          0      689316
AT&T CORP                    COMMON              001957109    1225  21746     SH   SOLE           0          0       21746
AIR PRODS & CHEMS INC        COMMON              009158106    6908  242908    SH   SOLE           0          0      234208
AMERICAN EXPRESS CO          COMMON              025816109   99325  666892    SH   SOLE           0          0      643266
AMERICAN INTL GROUP INC      COMMON              026874107   98006  895036    SH   SOLE           0          0      861825
AUTOZONE INC                 COMMON              053332102   72083  2597587   SH   SOLE           0          0     2507752
AVON PRODS INC               COMMON              054303102   69394  2372434   SH   SOLE           0          0     2290387
BAKER HUGHES INC             COMMON              057224107   45253  1495956   SH   SOLE           0          0     1442000
BECTON DICKINSON & CO        COMMON              075887109   80669  3065797   SH   SOLE           0          0     2963237
BELO A H CORP DEL            COM SER A           080555105   24246  1356417   SH   SOLE           0          0     1307739
BLACK & DECKER CORP          COMMON              091797100   47892  1274997   SH   SOLE           0          0     1231610
BOSTON SCIENTIFIC CORP       COMMON              101137107   55239  2591870   SH   SOLE           0          0     2504625
BUYCO INC                    COMMON              124270109       0  25000     SH   SOLE           0          0       25000
CF MARTIN & CO INC           COMMON              125997106       0  35000     SH   SOLE           0          0       35000
CVS CORP                     COMMON              126650100   46981  1250746   SH   SOLE           0          0     1209728
CABLEVISION SYS CORP         CL A                12686C109   34184  562707    SH   SOLE           0          0      543275
CAMPBELL SOUP CO VOTING      COMMON              134429109   11839  385020    SH   SOLE           0          0      385020
CARLYLE INDS INC             COMMON              143093102     120  166461    SH   SOLE           0          0      166461


                                                             FAIR   SHARES OR
                             TITLE               CUSIP      MARKET  PRINCIPAL
NAME OF ISSUER              OF CLASS             NUMBER      VALUE  AMOUNT
------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                COMMON              143658102   32844  1323690   SH   SOLE           0          0     1278679
CINTAS CORP                  COMMON              172908105   66013  1684530   SH   SOLE           0          0     1625931
CITIGROUP INC                COMMON              172967101     257  4300      SH     5            0          0           0
CITIGROUP INC                COMMON              172967101  115673  1931903   SH   SOLE           0          0     1861014
CONNECTIVITY TECHNOLOGIE     COMMON              207865106       9  28571     SH   SOLE           0          0       28571
CORNING INC                  COMMON              219350105     330  1700      SH     5            0          0           0
CORNING INC                  COMMON              219350105  117049  603346    SH   SOLE           0          0      582723
DEVRY INC DEL                COMMON              251893103    4093  134208    SH   SOLE           0          0      134208
DOLLAR GEN CORP              COMMON              256669102   93866  3492701   SH   SOLE           0          0     3372642
DOVER CORP                   COMMON              260003108  103222  2156064   SH   SOLE           0          0     2075408
DOW CHEM CO                  COMMON              260543103   54306  476365    SH   SOLE           0          0      460007
E M C CORP MASS              COMMON              268648102     214  1700      SH     5            0          0           0
E M C CORP MASS              COMMON              268648102   84379  669673    SH   SOLE           0          0      645988
ELECTRONIC DATA SYS NEW      COMMON              285661104   74106  1154518   SH   SOLE           0          0     1113099
EQUITIES ENTERPRISES INC     COMMON              29459V106     788  1575000   SH   SOLE           0          0     1575000
FEDERAL NATL MTG ASSN        COMMON              313586109   89291  1578623   SH   SOLE           0          0     1517123
FEDEX CORP                   COMMON              31428X106   46146  1188942   SH   SOLE           0          0     1148579
FLOWERS INDS INC             COMMON              343496105   48749  3209841   SH   SOLE           0          0     3099108
FRANKLIN RES INC             COMMON              354613101   51666  1545153   SH   SOLE           0          0     1491504


                                                             FAIR   SHARES OR
                             TITLE               CUSIP      MARKET  PRINCIPAL
NAME OF ISSUER              OF CLASS             NUMBER      VALUE  AMOUNT
------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO              COMMON              369604103     249  1600      SH     5            0          0           0
GENERAL ELEC CO              COMMON              369604103  111295  715151    SH   SOLE           0          0      713795
GENESIS LTD                  COMMON              371998105      20  20000     SH   SOLE           0          0       20000
GILLETTE CO                  COMMON              375766102   70941  1882342   SH   SOLE           0          0     1804380
GRAINGER W W INC             COMMON              384802104  116573  2148806   SH   SOLE           0          0     2070350
HERSHEY FOODS CORP           COMMON              427866108   53970  1107077   SH   SOLE           0          0     1071262
HEWLETT PACKARD CO           COMMON              428236103  127246  957640    SH   SOLE           0          0      925050
HOME DEPOT INC               COMMON              437076102   80932  1254756   SH   SOLE           0          0     1210295
INFINITY BROADCASTING CP     CL A                45662S102   47761  1475246   SH   SOLE           0          0     1424170
INTEL CORP                   COMMON              458140100     554  4200      SH     5            0          0           0
INTEL CORP                   COMMON              458140100  202307  1533352   SH   SOLE           0          0     1473717
INTERNATIONAL BUSINESS M     COMMON              459200101     271  2300      SH     5            0          0           0
INTERNATIONAL BUSINESS M     COMMON              459200101  126183  1069347   SH   SOLE           0          0     1025327
JOHNSON & JOHNSON            COMMON              478160104   95758  1363108   SH   SOLE           0          0     1328786
JUSTISS OIL INC              COMMON              482196102     754  17143     SH   SOLE           0          0       17143
LEGGETT & PLATT INC          COMMON              524660107   27106  1260727   SH   SOLE           0          0     1217724
LUCENT TECHNOLOGIES INC      COMMON              549463107   74186  1211207   SH   SOLE           0          0     1169117
MBNA CORP                    COMMON              55262L100   41712  1635769   SH   SOLE           0          0     1580542
MCI WORLDCOM INC             COMMON              55268B106   35769  789374    SH   SOLE           0          0      762124


                                                             FAIR   SHARES OR
                             TITLE               CUSIP      MARKET  PRINCIPAL
NAME OF ISSUER              OF CLASS             NUMBER      VALUE  AMOUNT
------------------------------------------------------------------------------------------------------------------------------
MACDERMID INC                COMMON              554273102   30406  1147403   SH   SOLE           0          0     1104790
MARITZ INC                   MARITZ INC          570995100     204  74570     SH   SOLE           0          0       74570
MASCO CORP                   COMMON              574599106   62131  3030789   SH   SOLE           0          0     2925650
MCCORMICK & CO INC           COM NON VTG         579780206   51368  1592814   SH   SOLE           0          0     1521183
MCDONALDS CORP               COMMON              580135101   80244  2147005   SH   SOLE           0          0     2069479
MEDTRONIC INC                COMMON              585055106   53040  1031160   SH   SOLE           0          0      995414
MERCK & CO INC               COMMON              589331107   88276  1420942   SH   SOLE           0          0     1370215
MOLEX INC CLASS A            CL A                608554200   73243  1650548   SH   SOLE           0          0     1598619
MOTOROLA INC                 COMMON              620076109     292  2000      SH     5            0          0           0
MOTOROLA INC                 COMMON              620076109  112664  771672    SH   SOLE           0          0      745317
NESTLE S A                   DEPOSITORY RECEI    641069406     717  8000      SH   SOLE           0          0        8000
OFFICE DEPOT INC             COMMON              676220106     120  10400     SH     5            0          0           0
OFFICE DEPOT INC             COMMON              676220106   54829  4741942   SH   SOLE           0          0     4583006
PARAMETRIC TECHNOLOGY CO     COMMON              699173100     685  32500     SH   SOLE           0          0       32500
PRIAM CORP                   COMMON              705993103       0  13770     SH   SOLE           0          0       13770
PHILIP MORRIS COS INC        COMMON              718154107   40193  1902619   SH   SOLE           0          0     1900945
PRECISION CASTPARTS CORP     COMMON              740189105   37307  1022107   SH   SOLE           0          0      987066
PRINCETON U STORE CAP        COMMON              741998108     454  100       SH   SOLE           0          0         100

                                                             FAIR   SHARES OR
                             TITLE               CUSIP      MARKET  PRINCIPAL
NAME OF ISSUER              OF CLASS             NUMBER      VALUE  AMOUNT
------------------------------------------------------------------------------------------------------------------------------
RESEARCH LIBRARY GROUP       INC  COMMON         761997105     493  492605    SH   SOLE           0          0      492605
RIDGEPOINT RES LTD           COMMON              765990106       0  12292     SH   SOLE           0          0       12292
ROYAL DUTCH PETE CO          DEPOSITORY RECEI    780257804    1434  24800     SH   SOLE           0          0       24800
SCHLUMBERGER LTD             COMMON              806857108   79061  1033483   SH   SOLE           0          0      998633
SEALED AIR CORP NEW          COMMON              81211K100   46343  853270    SH   SOLE           0          0      823515
SONOCO PRODS CO              COMMON              835495102   25194  1095400   SH   SOLE           0          0     1058729
STEEL DYNAMICS INC           COMMON              858119100   10475  905974    SH   SOLE           0          0      870551
SYSCO CORP                   COMMON              871829107   84168  2329919   SH   SOLE           0          0     2227779
TEVA PHARMACEUTICAL INDS     DEPOSITORY RECEI    881624209   68259  1829392   SH   SOLE           0          0     1764986
TEXAS INSTRS INC             COMMON              882508104  129480  809249    SH   SOLE           0          0      786064
3COM CORP                    COMMON              885535104   35805  643688    SH   SOLE           0          0      621108
TIME WARNER INC              COMMON              887315109  127816  1278160   SH   SOLE           0          0     1232772
UNITED HEALTHCARE CORP       COMMON              910581107  112407  1885230   SH   SOLE           0          0     1807964
UNITED PARCEL SERVICE IN     CL B                911312106   15458  245407    SH   SOLE           0          0      236854
UNIVERSAL DISPLAY CORP       COMMON              91347P105    3170  127441    SH   SOLE           0          0      127441
UNUMPROVIDENT CORP           COMMON              91529Y106   69142  4082171   SH   SOLE           0          0     3941911
VLASIC FOODS INTL INC        COMMON              928559103      87  36556     SH   SOLE           0          0       36556
YOUNG & RUBICAM INC          COMMON              987425105   47010  1000203   SH   SOLE           0          0      966474
